Segments and Geographical Information (Tables)	12 Months Ended
Dec. 31, 2016
Segments and Geographical Information [Abstract]
Schedule of revenues, gross profit and assets for the operating segments
	RFID and Mobile Solutions (BOS-Dimex)	Supply Chain Solutions (BOS-Odem)	Intercompany	Consolidated

2016
Revenues	$12,197	$15,291	$(61)	$27,427
Gross profit	$2,888	$2,427	$-	$5,315
Assets related to segment	$5,308	$120	$-	$5,428

2015
Revenues	$9,270	$16,336	$(7)	$25,599
Gross profit	$2,608	$2,529	$-	$5,137
Assets related to segment	$4,753	$159	$-	$4,912

2014
Revenues	$11,328	$16,317	$(44)	$27,601
Gross profit	$2,868	$2,177	$-	$5,045
Assets related to segment	$4,600	$447	$-	$5,046

Schedule of total revenues and long-lived assets
	Year ended December 31,
	2016		2015		2014
	Total	Long-lived	Total	Long-lived	Total	Long-lived
	revenues	assets *	revenues	assets *	revenues	assets *

Israel	$20,619	$514	$19,044	$480	$22,166	$556
India	3,119		3,140		1,039	-
Far East	2,964		1,390		2,257	-
Europe	314		1,170		1,624	-
America	411		855		515	-

	$27,427	$514	$25,599	$480	$27,601	$556

(*)	Long-lived assets are comprised of property and equipment (intangible assets and goodwill are not included).

Schedule of major customer data
	Year ended December 31,
	2016	2015	2014

Customer A (Supply Chain Segment)	-	13%	13%